BALANCE SHEETS (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash	$ 3,776	$ 6,309
Security deposits	6,050	6,050	10,750
TOTAL CURRENT ASSETS	9,826	12,359	10,750
TOTAL ASSETS	9,826	12,359	10,750
CURRENT LIABILITIES
Due to related party	14,721
Outstanding checks in excess of bank balance			71
TOTAL CURRENT LIABILITIES	14,721		71
STOCKHOLDERS' EQUITY
Preferred stock
Common stock	298,645	298,645	163,645
Additional paid in capital	132,189,630	132,189,630	113,312,040
Deficit accumulated during the development stage	(132,493,170)	(132,475,916)	(113,465,006)
TOTAL STOCKHOLDERS' EQUITY	(4,896)	12,359	10,679
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 9,826	$ 12,359	$ 10,750